Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
SUBSEQUENT EVENTS
(A) Dividends
On February 20, 2019, preferred share dividends of $5 million and common share dividends of $137 million ($0.23 per common share) were declared.
(B) LTIP
On January 29, 2019, Hydro One issued from treasury 1,905 common shares in accordance with provisions of the LTIP.
(C) Lake Superior Link Project
On February 15, 2018, Hydro One filed an application with the OEB to construct a transmission line (East-West Tie Line) in northwestern Ontario (Lake Superior Link Project). During 2018, the Company capitalized costs totaling approximately $11 million associated with this project. On February 11, 2019, the OEB awarded the project to a competitor, as directed by the Province on January 30, 2019. As a result, in the first quarter of 2019, Hydro One recognized an impairment loss of approximately $11 million associated with previously capitalized costs related to this project.
(D) OEB Regulatory Decisions
Deferred Income Tax Regulatory Asset
Subsequent to year end, on March 7, 2019, the OEB issued a decision on its reconsideration of its Original Decision with respect to the rate-setting treatment of the benefits of the deferred tax asset resulting from transition from the payments in lieu of tax regime under the Electricity Act (Ontario) to tax payments under the federal and provincial tax regime. The OEB’s Original Decision concluded that these benefits should not accrue entirely to Hydro One shareholders and that a portion should be shared with ratepayers. The OEB has concluded that the Original Decision was reasonable and should be upheld. The March 7, 2019 OEB decision has been determined to be a Type I subsequent event under US GAAP and as such the Company is required to update the consolidated financial statements to reflect the subsequent event in connection with filing its annual report on Form 40-F with the US Securities and Exchange Commission, so that they reflect events to the date of approval of the Form 40-F. As a result, the financial impact of this OEB decision has been reflected in these amended consolidated financial statements, as more fully discussed in Note 12 - Regulatory Assets and Liabilities.
Hydro One Networks’ 2018-2022 Distribution Rates
Also, on March 7, 2019, the OEB issued its decision for Hydro One Networks’ 2018-2022 distribution rates, in which it directed the Company to apply the Original Decision to Hydro One Networks’ distribution rates. This aspect of the decision has been reflected in the adjustments discussed in Note 12 - Regulatory Assets and Liabilities. The other impacts from the OEB decision for Hydro One Networks’ 2018-2022 distribution rates will be reflected prospectively in 2019.